Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 6. Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2015	2014

	(U.S. $ in thousands)
Machinery and equipment	$114,049	$95,558
Buildings and improvements	104,818	53,171
Computer equipment and software	48,249	40,556
Office equipment, furniture and fixtures	16,400	14,559
Land	19,674	11,102
	303,190	214,946
Accumulated depreciation	(111,348)	(84,228)
	191,842	130,718
Construction work-in-progress	10,092	26,318
	$201,934	$157,036

Depreciation expenses were $33.4 million, $26.2 million and $14.6 million in the years ended December 31, 2015, 2014 and 2013, respectively.

During the year ended December 31, 2015, the Company recorded impairment charges of $10.5 million, related to certain of its facilities in the United States of which $6.2 million were classified as cost of sales and the remaining amount was classified as selling, general and administrative expenses. The impairment charges was determined based on management decisions regarding the expected use of those facilities as part of the Company's restructuring actions, which triggered a reassessment of those facilities' fair value.